UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Partners
Address:       50 Congress St. Suite 843
          Boston, MA 02109

13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Albert D. Mason
Title:    Chief Compliance Officer
Phone:    617-228-5190

Signature, Place, and Date of Signing:

/s/ Albert Mason    Boston, MA     July 28, 2008

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      84

Form 13F Information Table Value Total:      $1,095 (thousands)

List of Other Included Managers:

{None}
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FORM 13F INFORMATION TABLE

			VALUE	SHARES /	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
Alexandria Real Estate 8.375 pfd Ser C	PFD	009037AG7	5	190	SH		Sole		190	0	0
Brandywine Realty Trust 7.5 pfd Ser C	PFD	02406PAE0	9	420	SH		Sole		420	0	0
CBL & Associates Inc. 7.75 pfd Ser C	PFD	03060RAU5	9	430	SH		Sole		430	0	0
Cedar Shopping Centers 8.875 pfd Ser A	PFD	038101AE1	10	420	SH		Sole		420	0	0
Colonial Properties Trust 8.125 pfd Ser. D	PFD	045054AA1	14	590	SH		Sole		590	0	0
Corporate Office Properties Trust 7.5 pfd Ser H	PFD	057741AA8	8	360	SH		Sole		360	0	0
Digital Realty 7.875 pfd Ser B	PFD	193459AB0	4	200	SH		Sole		200	0	0
First Industrial Realty Trust 7.25 pfd Ser J	PFD	204755AB8	9	420	SH		Sole		420	0	0
Gladstone Commercial Corp. 7.5 pfd Ser B	PFD	261608AB9	8	410	SH		Sole		410	0	0
GMX Resources Inc 9.25 pfd Ser B	PFD	31529MAA6	6	220	SH		Sole		220	0	0
Kilroy Realty Corp. 7.8 pfd Ser E	PFD	370425RX0	10	440	SH		Sole		440	0	0
Kimco Realty Corp 7.75 pfd Ser G	PFD	362320AV5	9	370	SH		Sole		370	0	0
LBA Realty Fund II WBP Inc. 7.625 pfd Ser B	PFD	41754WAB7	18	1190	SH		Sole		1190	0	0
NPB Cap Trust II 7.85 pfd	PFD	6095249A3	3	140	SH		Sole		140	0	0
Old Second Cap Trust I 7.8 pfd	PFD	6095249H8	4	440	SH		Sole		440	0	0
PS Business Parks Inc. 7.375 pfd Ser O	PFD	63618EAW1	4	180	SH		Sole		180	0	0
Realty Income Corp 6.75 pfd Ser E	PFD	76010RAC2	14	640	SH		Sole		640	0	0
Urstadt Biddle Properties Inc. 7.5 pfd Ser D	PFD	872384AC6	10	450	SH		Sole		450	0	0
Acadia Realty Trust	COM	90333EAB4	9	400	SH		Sole		400	0	0
Air Products & Chemicals Inc.	COM	374297109	19	190	SH		Sole		190	0	0
Automatic Data Processing Inc.	COM	376536108	23	550	SH		Sole		550	0	0
B & G Foods Inc.	COM	105368401	15	870	SH		Sole		870	0	0
Banco Bilbao Vizcaya ADR	ADR	37946R109	18	930	SH		Sole		930	0	0
Bemis Co. Inc.	COM	443304100	6	270	SH		Sole		270	0	0
Brandywine Realty Trust	COM	124830506	5	340	SH		Sole		340	0	0
Buckeye Partners LP	UNIT LTD PARTN	19560Q203	15	340	SH		Sole		340	0	0
Cabela's Inc.	COM	46267Q103	1	130	SH		Sole		130	0	0
Cherokee Inc.	COM	195872403	3	150	SH		Sole		150	0	0
ChinaEdu Corp.	COM	494550106	3	710	SH		Sole		710	0	0
Colgate-Palmolive Co.	COM	49455U100	22	320	SH		Sole		320	0	0
Colonial Properties Trust	COM	22002T603	3	160	SH		Sole		160	0	0
Enel Societa Per Azioni	ADR	253868202	13	280	SH		Sole		280	0	0
Energias de Portugal, SA ADR	ADR	512223306	17	320	SH		Sole		320	0	0
Enerplus Resources Fund Trust	COM	32054K798	15	330	SH		Sole		330	0	0
Enterprise Products Partners LP	UNIT LTD PARTN	376536306	13	450	SH		Sole		450	0	0
Euronet Worldwide, Inc.	COM	512223108	10	610	SH		Sole		610	0	0
Exxon Mobil Corp.	COM	515555100	24	270	SH		Sole		270	0	0
Ferrellgas Partners LP	UNIT LTD PARTN	376536207	11	540	SH		Sole		540	0	0
First Industrial Realty Trust	COM	38011M405	7	250	SH		Sole		250	0	0
Fiserv Inc.	COM	531172104	20	430	SH		Sole		430	0	0
General Electric Co.	COM	554489104	17	650	SH		Sole		650	0	0
General Mills Inc.	COM	609720107	23	380	SH		Sole		380	0	0
Gladstone Commercial Corp.	COM	442487112	6	320	SH		Sole		320	0	0
Global Partners LP	UNIT LTD PARTN	45254P300	2	100	SH		Sole		100	0	0
Graco, Inc.	COM	68268N103	19	500	SH		Sole		500	0	0
Grainger, WW Inc	COM	706329109	21	260	SH		Sole		260	0	0
Hormel Foods Corp.	COM	71646E100	20	570	SH		Sole		570	0	0
Huaneng Power ADR	ADR	49427F405	13	470	SH		Sole		470	0	0
Infosys Technologies Ltd ADR	ADR	74157U109	21	490	SH		Sole		490	0	0
Ireland Bank ADR	ADR	49446R844	7	190	SH		Sole		190	0	0
Johnson & Johnson	COM	74326T108	19	300	SH		Sole		300	0	0
Kinder Morgan Energy Partners	UNIT LTD PARTN	501777304	14	260	SH		Sole		260	0	0
Kite Realty Group	COM	609720206	7	570	SH		Sole		570	0	0
Liberty Property Trust	COM	756109708	7	220	SH		Sole		220	0	0
Logitech International SA	COM	751452202	20	730	SH		Sole		730	0	0
Mack-Cali Realty Corp.	COM	G73537402	7	200	SH		Sole		200	0	0
Marathon Oil Corp.	COM	75734R105	24	470	SH		Sole		470	0	0
Mechel Open Joint Stock Co.	ADR	87233Q108	22	440	SH		Sole		440	0	0
Norfolk & Southern Corp.	COM	917286205	23	360	SH		Sole		360	0	0
Novartis AG ADR	COM	948741103	20	370	SH		Sole		370	0	0
Omnicom Group	COM	9158106	19	430	SH		Sole		430	0	0
Oneok Partners LP	UNIT LTD PARTN	917286502	14	250	SH		Sole		250	0	0
Patriot Coal Corp.	COM	53015103	26	170	SH		Sole		170	0	0
Peabody Energy	COM	05946K101	26	300	SH		Sole		300	0	0
Penn Virginia Resources LP	UNIT LTD PARTN	609327903	15	570	SH		Sole		570	0	0
Penn West Energy Trust 	COM	05508R205	16	470	SH		Sole		470	0	0
PetroChina Ltd ADS	ADR	105368203	14	110	SH		Sole		110	0	0
Praxair, Inc.	COM	126804301	15	160	SH		Sole		160	0	0
Prosperity Bancshares Inc.	COM	16945L107	14	510	SH		Sole		510	0	0
Puget Energy Inc.	COM	194162103	3	140	SH		Sole		140	0	0
Ramco Gershenson Properties Trust	COM	16444H102	6	270	SH		Sole		270	0	0
Reddy Ice Holdings, Inc.	COM	195872106	6	470	SH		Sole		470	0	0
Rostelecom Long Distance	ADR	572383909	16	220	SH		Sole		220	0	0
RyanAir ADR	ADR	268353109	8	270	SH		Sole		270	0	0
Sanofi-Aventis  ADR	ADR	298736109	15	440	SH		Sole		440	0	0
Sasol Ltd ADR	ADR	30231G102	23	390	SH		Sole		390	0	0
State Street Corp.	COM	370334104	15	230	SH		Sole		230	0	0
Sunoco Logistics Partners LP	UNIT LTD PARTN	199910100	14	300	SH		Sole		300	0	0
Talisman Energy Inc.	COM	384109104	12	540	SH		Sole		540	0	0
TC Pipelines, LP	UNIT LTD PARTN	29265W108	15	430	SH		Sole		430	0	0
Toronto Dominion Bank	COM	384802104	22	350	SH		Sole		350	0	0
Total SA ADR	COM	B1Y4GT902	24	280	SH		Sole		280	0	0
Urstadt Biddle Properties	COM	315293100	5	340	SH		Sole		340	0	0
Weingarten Realty Investors	COM	32054K103	14	470	SH		Sole		470	0	0
			1095	32310
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